Corporate income tax and deferred taxes credits - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021
Detail of information about corporate income tax and deferred taxes [Line Items]
Tax expense (income)	€ 145,000,000		€ 115,000,000	€ 30,000,000
Deferred tax assets						€ 1,159,000,000		€ 1,006,000,000
Deferred tax liabilities						1,239,000,000		1,086,000,000
Additional positive impact due to the resolution of the ruling related to Royal Decree-Law 3/2016 (RDL 3/2016) for years after 2023						0.70
Adjustments to reconcile profit (loss)	€ (1,897,000,000)		650,000,000	695,000,000
Tax rate	15.00%	15.00%
Tax rate effect from change in tax rate	15.00%	15.00%
Tax rate effect of foreign tax rates	15.00%	15.00%
Notional amount						6,438,000,000		4,990,000
Provisions					£ 22	€ 1,311,000,000	£ 40	1,279,000,000
Deferred tax expense (income)	€ (28,000,000)		65,000,000	42,000,000
Grupo Serveo, S.L.
Detail of information about corporate income tax and deferred taxes [Line Items]
Cost of sales	0.2478
IRB infrastructure developers limited [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Percentage of the adquisition					5.00%	5.00%			24.86%
Cost of sales	€ 215,000,000
FGP Topco limited [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Percentage of the sale of the FGP Topco	19.75%	19.75%
FGP Topco limited [Member] | Financial investment carried at fair value [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Percentage of the sale of the FGP Topco	19.75%	19.75%
IRB infrastructure developers limited [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Proceeds from sale or issue of treasury shares	€ 16,000,000
Investment property completed						€ 0.05
Construction division [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Tax expense (income)	142,000,000		65,000,000	6,000,000
Toll roads division [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Tax expense (income)	110,000,000		55,000,000	39,000,000
Tax losses carry forward [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Implied the recognition of future net operating losses	23,000,000
Maximum tax credit						17,000,000
SPAIN | Tax losses carry forward [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Implied the recognition of future net operating losses	12,000,000
Maximum tax credit						10,000,000
Increase decrease in deferred tax assets	(22,000,000)
CANADA
Detail of information about corporate income tax and deferred taxes [Line Items]
Estimates the pending regularization	2,200,000	$ 3.3
CANADA | IRB infrastructure developers limited [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Proceeds from sale or issue of treasury shares	16,000,000
UNITED STATES
Detail of information about corporate income tax and deferred taxes [Line Items]
Provisions						8,000,000		26,000,000
UNITED STATES | Tax losses carry forward [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Provisions						8,000,000
NETHERLANDS
Detail of information about corporate income tax and deferred taxes [Line Items]
Tax credits recognized in an amount equal to the excess liability for temporary differences over the asset for temporary differences USA						10,000,000
Turkey, New Lira | Tax losses carry forward [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Increase decrease in deferred tax assets	31,000,000
POLAND
Detail of information about corporate income tax and deferred taxes [Line Items]
Adjustments for effect of different tax rates of subsidiaries operating in other jurisdictions	13,000,000
POLAND | Construction division [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Provisions						(17,000,000)
Total not used by group companies [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Notional amount						537,000,000
Other tax credits [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Notional amount						20,000,000
Deferred taxes assets [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets				784,000,000		1,159,000,000		1,006,000,000
Relate mostly to deferred tax assets arising from financial derivatives,	198,000,000		48,000,000
Deferred taxes assets [Member] | Tax credits [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets				370,000,000		537,000,000		503,000,000
Deferred taxes assets [Member] | Differences between tax and accounting [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets				274,000,000		377,000,000		422,000,000
Deferred taxes assets [Member] | Differences between tax and accounting [Member] | Provisions that do not have tax effects until they are applied [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets						198,000,000		195,000,000
Deferred taxes assets [Member] | Differences between tax and accounting [Member] | Revenue recognition [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets						238,000,000
Deferred taxes assets [Member] | Differences between tax and accounting [Member] | Revenue recognition [Member] | Construction division [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets								216,000,000
Deferred taxes assets [Member] | Differences between tax and accounting [Member] | Accelerated book depreciation amortization [Member] | Construction division [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets						16,000,000		7,000,000
Deferred taxes assets [Member] | Equity measurement adjustment [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets				86,000,000		197,000,000		48,000,000
Deferred taxes assets [Member] | Other items [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets				55,000,000		48,000,000		33,000,000
Deferred taxes liabilities [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax liabilities				924,000,000		1,239,000,000		1,086,000,000
Deferred taxes liabilities [Member] | Differences between tax and accounting [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets						322,000,000		242,000,000
Deferred tax liabilities				378,000,000		548,000,000		561,000,000
Deferred taxes liabilities [Member] | Differences between tax and accounting [Member] | Toll roads division [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets						234,000,000		201,000,000
Deferred taxes liabilities [Member] | Equity measurement adjustment [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax liabilities				64,000,000		234,000,000		69,000,000
Deferred taxes liabilities [Member] | Equity measurement adjustment [Member] | Deferred taxes arising from equity [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax liabilities						234,000,000		69,000,000
Deferred taxes liabilities [Member] | Other items [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax liabilities				145,000,000		134,000,000		126,000,000
Deferred taxes liabilities [Member] | Deferred taxes on goodwill [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets						18,000,000		21,000,000
Deferred tax liabilities				21,000,000		22,000,000		22,000,000
Deferred taxes liabilities [Member] | Deferred fair value adjustment [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax liabilities				€ 315,000,000		301,000,000		308,000,000
Deferred taxes liabilities [Member] | Deferred fair value adjustment [Member] | Dalaman international airport [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets						€ 31,000,000		51,000,000
Percentage of the adquisition					60.00%	60.00%
Deferred taxes liabilities [Member] | Deferred fair value adjustment [Member] | Toll roads division [Member] | I66 Express mobility partners hold LLC [Member] | For the difference between tax and book values following the revaluation of the I66 highway asset [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets						€ 270,000,000		257,000,000
Profit (loss) recognised on exchanging construction services for financial asset	€ 36,000,000		35,000,000
Deferred taxes liabilities [Member] | CANADA | Other items [Member] | Deferred taxes arising from equity [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax liabilities						11,000,000		€ 72,000,000
Prior year tax [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Additional positive impact due to the resolution of the ruling related to Royal Decree-Law 3/2016 (RDL 3/2016) for years after 2023						€ 31,000,000
Main adjustments for theoretical income tax in USA [Member] | UNITED STATES
Detail of information about corporate income tax and deferred taxes [Line Items]
Adjustments for current tax of prior periods			(9,000,000)
Main adjustments for theoretical income tax in Netherlands [Member] | NETHERLANDS
Detail of information about corporate income tax and deferred taxes [Line Items]
Adjustments for current tax of prior periods			€ (7,000,000)